Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Remuneration of Directors and Key Management	The remuneration of directors and key management personnel during the year ended December 31, 2024, 2023 and 2022 was as follows:
	Years ended December 31,
	2024	2023	2020
Salaries and benefits	$1,113,370	$1,647,186	$1,291,058

Schedule of Remuneration Paid to Related Parties Other than Key Personnel

Remuneration paid to related parties other than key personnel during the year ended December 31, 2024, 2023 and 2022 was as follows:

	Years ended December 31,
	2024	2023	2020
Salaries and benefits	$24,776	$29,468	$-